General Information (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 ₪ / shares
General (Textual)
Aggregate of ordinary shares (in New Shekels per share) | (per share)	$ 0.11	₪ 0.40	$ 0.11	₪ 0.40
Accumulated deficit	$ (37,497)		$ (25,673)
Amount raised in conjunction with securities offerings	29,500
Additional amount raised from exercises of options and warrants	$ 8,600